Annual Total Returns - American Century ETF Trust	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Avantis U.S. Equity ETF | Avantis U.S. Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	20.44%	21.69%	(13.76%)	28.62%	17.45%
American Century Core Plus Income ETF | American Century Core Plus Income ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.22%	7.71%	(10.34%)